Cover Page	9 Months Ended
Jul. 31, 2025
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q3
Entity Registrant Name	BANK OF MONTREAL
Entity Central Index Key	0000927971
Current Fiscal Year End Date	--10-31